                                CARNEGIE CAPITAL
                               MANAGEMENT COMPANY
                            THE CARNEGIE FUNDS GROUP
                   1228 Euclid Avenue, Cleveland, Ohio 44115
                             Phone: (216) 781-4440
                         call toll free (800) 321-2322

  CARNEGIE
   FUNDS GROUP

--------------------------------------------------------------------------------

                                    CARNEGIE

                          Liquid Capital Income Trust
                is a money market fund with dividends compounded
                                     daily.

                                    CARNEGIE

                          Government Securities Trust
             is a money market fund investing in securities issued
               or guaranteed by the U.S. Government, its agencies
                or instrumentalities and repurchase agreements.

                                    CARNEGIE

                             Tax Free Income Trust
              provides income free from federal income taxation--
                      while offering all the advantages of
                              a money market fund.

                                    CARNEGIE

                            Tax Exempt Income Trust
                          Ohio General Municipal Fund
                    provides a high level of current income
                exempt from federal and Ohio state income taxes.

      This report was prepared for shareholders of the Trusts. It is not authorized for distribution to others unless it is accompanied or preceded by a current combined prospectus. For more complete information on the Carnegie funds, including sales charges and expenses, see the appropriate sections of the combined prospectus, which may be obtained from your broker. Read the prospectus carefully before you invest or send money.

                                     (LOGO)

                      CARNEGIE CAPITAL MANAGEMENT COMPANY

         -- Liquid Capital Income Trust

         -- Carnegie Government
             Securities Trust

         -- Carnegie Tax Free Income
             Trust

         -- Carnegie Tax Exempt Income
             Trust -- Ohio General Municipal Fund
-------------------------------------------------------------------

    Annual Reports

    July 31, 1997

-------------------------------------------------------------------
                     CARNEGIE CAPITAL MANAGEMENT COMPANY
                     1100 The Halle Building
                     1228 Euclid Avenue
                     Cleveland, Ohio 44115-1831
    (LOGO)

ANNUAL MESSAGE FROM THE PRESIDENT:                               August 18, 1997

Dear Fellow Shareholders:

1997, like 1996, has once again provided many gifts to investors both short-term, and long-term as well as equities. It would appear that the economy, although gathering "steam", has not seen inflation rise to levels where the Federal Reserve Board would have to restrict the flow of funds. Because of this and the seemingly continued growth of corporate earnings, we would expect that interest rates would remain relatively little changed from current levels.

While rates certainly are more volatile in the last several years than thirty years ago, the economy has also grown dramatically in that period of time. Therefore, to see long term interest rates fluctuate by 30 to 50 basis points in a short period of time is not as dramatic as might have been many decades ago.

We are pleased that you have chosen to remain with the Carnegie Funds Group and to continue to invest with us and in our philosophy of "High Quality Investments". We have attempted to maintain our high quality standards even though at times shareholders might have benefited from higher yields with lower quality standards.

Thank you for your continued support as shareholders of the Carnegie Funds
Group.

                                            Sincerely,

                                            /s/ George R. Mateyo
                                            George R. Mateyo
                                            President

                          INDEPENDENT AUDITORS' REPORT

KPMG Peat Marwick LLP

To the Board of Trustees and Shareholders
Liquid Capital Income Trust, Carnegie Government Securities Trust, Carnegie Tax Free Income Trust and Carnegie Tax Exempt Income Trust

We have audited the accompanying statements of net assets of Liquid Capital Income Trust, Carnegie Government Securities Trust, Carnegie Tax Free Income Trust and Carnegie Tax Exempt Income Trust (comprising the Ohio General Municipal Fund), as of July 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Capital Income Trust, Carnegie Government Securities Trust, Carnegie Tax Free Income Trust and Carnegie Tax Exempt Income Trust, as of July 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

August 18, 1997                             /s/ KPMG Peat Marwick LLP
Cleveland, Ohio

 LIQUID CAPITAL INCOME TRUST -- FINANCIAL HIGHLIGHTS
 Data for each share outstanding throughout the period

                                                                    YEAR ENDED JULY 31,
                                      --------------------------------------------------------------------------------
                                          1997             1996             1995             1994             1993
                                      ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of
 period...........................           $1.00            $1.00            $1.00            $1.00            $1.00
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income............           0.045            0.047            0.047            0.026            0.024
                                      ------------     ------------     ------------     ------------     ------------
 Total from Investment
   Operations.....................           0.045            0.047            0.047            0.026            0.024
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income.........................          (0.045)          (0.047)          (0.047)          (0.026)          (0.024)
                                      ------------     ------------     ------------     ------------     ------------
 Total Distributions..............          (0.045)          (0.047)          (0.047)          (0.026)          (0.024)

Net Asset Value, End of Period....           $1.00            $1.00            $1.00            $1.00            $1.00
                                      ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of
   average daily net assets(1)....           0.94%            0.90%            0.87%            0.88%            0.83%
 Net investment income as a
   percentage of average daily net
   assets(1)......................           4.48%            4.69%            4.72%            2.62%            2.43%
Net Assets at end of period.......    $185,185,738     $205,508,605     $247,385,884     $289,950,268     $335,030,422
                                      ============     ============     ============     ============     ============

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

 CARNEGIE GOVERNMENT SECURITIES TRUST -- FINANCIAL HIGHLIGHTS
 Data for each share outstanding throughout the period

                                                                     YEAR ENDED JULY 31,
                                         ---------------------------------------------------------------------------
                                            1997            1996            1995            1994            1993
                                         -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of
 period..............................          $1.00           $1.00           $1.00           $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............          0.042           0.045           0.044           0.024           0.022
                                         -----------     -----------     -----------     -----------     -----------
 Total from Investment Operations....          0.042           0.045           0.044           0.024           0.022
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income............................         (0.042)         (0.045)         (0.044)         (0.024)         (0.022)
                                         -----------     -----------     -----------     -----------     -----------
 Total Distributions.................         (0.042)         (0.045)         (0.044)         (0.024)         (0.022)

Net Asset Value, End of Period.......          $1.00           $1.00           $1.00           $1.00           $1.00
                                         ===========     ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average
   daily net assets(1)...............          1.11%           1.03%           1.06%           0.98%           0.87%
 Net investment income as a
   percentage of average daily net
   assets(1).........................          4.25%           4.50%           4.38%           2.37%           2.25%
Net Assets at end of period..........    $12,440,409     $12,737,746     $14,424,876     $18,078,719     $25,364,240
                                         ===========     ===========     ===========     ===========     ===========

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

CARNEGIE TAX FREE INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                                                                        YEAR ENDED JULY 31,
                                            ---------------------------------------------------------------------------
                                               1997            1996            1995            1994            1993
                                            -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period....          $1.00           $1.00           $1.00           $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..................          0.027           0.029           0.029           0.018           0.019
                                            -----------     -----------     -----------     -----------     -----------
 Total from Investment Operations.......          0.027           0.029           0.029           0.018           0.019
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income...............................         (0.027)         (0.029)         (0.029)         (0.018)         (0.019)
                                            -----------     -----------     -----------     -----------     -----------
 Total Distributions....................         (0.027)         (0.029)         (0.029)         (0.018)         (0.019)

Net Asset Value, End of Period..........          $1.00           $1.00           $1.00           $1.00           $1.00
                                            ===========     ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average
   daily net assets(1)..................          0.84%           0.80%           0.82%           0.77%           0.76%
 Net investment income as a percentage
   of average daily net assets(1).......          2.74%           2.92%           2.86%           1.77%           1.88%
Net Assets at end of period.............    $20,188,763     $25,266,098     $27,615,905     $31,640,760     $40,646,525
                                            ===========     ===========     ===========     ===========     ===========

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

CARNEGIE TAX EXEMPT INCOME TRUST -- OHIO GENERAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS -- Data for each share outstanding throughout the period

                                                                        YEAR ENDED JULY 31,
                                            ---------------------------------------------------------------------------
                                               1997            1996            1995            1994            1993
                                            -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period....          $9.41           $9.46           $9.50           $9.87           $9.79
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(2)...............          0.484           0.514           0.556           0.549           0.559
 Net realized and unrealized
   gains/(losses) on securities.........          0.250          (0.050)         (0.040)         (0.370)          0.080
                                            -----------     -----------     -----------     -----------     -----------
 Total from investment operations.......          0.734           0.464           0.516           0.179           0.639
 LESS DISTRIBUTIONS:
 Distributions from net investment
   income...............................         (0.484)         (0.514)         (0.556)         (0.549)         (0.559)
                                            -----------     -----------     -----------     -----------     -----------
 Total distributions....................         (0.484)         (0.514)         (0.556)         (0.549)         (0.559)

Net Asset Value, End of Period..........          $9.66           $9.41           $9.46           $9.50           $9.87
                                            ===========     ===========     ===========     ===========     ===========
ANNUAL TOTAL RETURN.....................          9.41%           4.98%           5.50%           1.82%           6.77%
                                            ===========     ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Net assets at end of period............    $10,283,205     $11,655,988     $11,448,521     $12,574,835     $18,669,199
 Expenses as a percentage of average
   daily net assets(1)(2)...............          0.95%           0.88%           0.97%           0.93%           0.81%
 Net investment income as a percentage
   of average daily net assets(1).......          5.12%           5.41%           5.95%           5.68%           5.81%
 Portfolio Turnover rate................          3.88%          23.45%           8.77%          10.04%           4.98%

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Fund.

(2) During the periods indicated, the Fund did not make payments or made partial payments under their Distribution Expenses Plan and CCMC waived management fees. Net investment income for the Ohio General Municipal Fund would have been $.455, $.483, $.528, $.520, $.530, and for the years ended July 31,
    1997, 1996, 1995, 1994 and 1993, respectively; had such Distribution Expense Plan payments been made and had such fees not been waived. Expenses as a percentage of average net assets would have been 1.25%, 1.18%, 1.27%, 1.23%, and 1.11% for the same periods, respectively.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF NET ASSETS
                                 JULY 31, 1997

 PRINCIPAL                                                                                        MATURITY DATE         VALUE
   AMOUNT                                                                                             (1997)          (NOTE A)
------------                                                                                      --------------    -------------
                 COMMERCIAL PAPER -- 48.5%
$  9,000,000     American Telephone and Telegraph Company, 5.44%..............................         8/21         $   8,972,800
   9,000,000     Asset Securitization Corp., 5.52%............................................         8/22             8,971,020
   9,500,000     Coca-Cola Company, 5.47%.....................................................         8/04             9,495,669
   9,500,000     Ford Motor Credit Company, 5.47%.............................................         8/06             9,492,783
   9,500,000     General Electric Company, 5.47%..............................................         8/11             9,485,565
   6,029,000     Industrial Funding Corp., 5.60%..............................................         8/07             6,023,373
   9,500,000     International Lease Finance Corp., 5.51%.....................................         8/22             9,469,466
   9,000,000     Merrill Lynch & Company, 5.55%...............................................         8/13             8,983,500
  10,000,000     National City Corp., 5.55%...................................................         8/19             9,972,250
   9,000,000     Pepsico Inc., 5.75%..........................................................         8/01             9,000,000
                                                                                                                     ------------
                 TOTAL COMMERCIAL PAPER (Cost $89,866,426)....................................                         89,866,426
                                                                                                                     ------------
                 LETTERS OF CREDIT -- 10.3%
   9,500,000     AES Barbers Point Inc., 5.47%................................................         9/05             9,449,478
   9,672,000     First National Bank of Chicago, Commonwealth Fuel 5.58%                               8/18             9,646,514
                                                                                                                     ------------
                 TOTAL LETTERS OF CREDIT (Cost $19,095,992)...................................                         19,095,992
                                                                                                                     ------------
                 TAXABLE MUNICIPALS -- 3.8%
   7,025,000     Metropolitan Washington D.C. Airport Authority, 5.59%                                 9/08             7,049,005
                                                                                                                     ------------
                 TOTAL TAXABLE MUNICIPALS (Cost $7,049,005)...................................                          7,049,005
                                                                                                                     ------------
                 U.S. GOVERNMENT INTEREST BEARING AND AGENCIES -- 21.0%
  10,000,000     Federal Home Loan Bank, 5.34%................................................         8/08             9,989,617
   5,000,000     Federal Home Loan Bank, 5.36%................................................         8/15             4,989,578
  10,000,000     Federal Home Loan Bank, 5.36%................................................         8/26             9,962,778
   9,000,000     Federal National Mortgage Association, 5.37%.................................         8/19             8,975,835
   5,000,000     Federal Farm Credit Bank, 5.62%..............................................        12/01             5,010,926
                                                                                                                     ------------
                 TOTAL U.S. GOVERNMENT INTEREST BEARING AND AGENCIES
                 (Cost 38,928,734)............................................................                         38,928,734
                                                                                                                     ------------
                 REPURCHASE AGREEMENTS -- 16.4%
  30,300,000     Merrill Lynch Government Securities, Inc., 7.00% Collateralized by
                 $30,755,000 Federal Home Loan Mortgage, 5.70% due 01/28/02 (repurchase
                 proceeds $30,304,798)........................................................        08/01            30,300,000
                                                                                                                     ------------
                 TOTAL INVESTMENTS -- 100% (COST $185,240,157)................................                        185,240,157
                 OTHER ASSETS LESS LIABILITIES................................................                            (54,419)
                                                                                                                     ------------
                 NET ASSETS -- 100.0% -- equivalent to $1.00 per share for 185,185,738 outstanding Capital Shares in the Trust, $.10 par value (unlimited number of
                 shares authorized) -- Note E.................................................                      $ 185,185,738
                                                                                                                     ============

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1997

INTEREST INCOME................................................................................                      $10,656,251
EXPENSES -- NOTE B
 Management fees...............................................................................     $   982,614
 Custodian and transfer agent fees.............................................................         551,036
 Printing......................................................................................         103,144
 Postage.......................................................................................          87,471
 Registration and filing fees..................................................................          33,647
 Professional fees.............................................................................          24,760
 Trustees' fees................................................................................          24,000
 Insurance expense.............................................................................          18,791
 Miscellaneous.................................................................................          22,732        1,848,195
                                                                                                     ----------      -----------
INVESTMENT INCOME -- NET.......................................................................                      $ 8,808,056
                                                                                                                     ===========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        YEAR ENDED JULY 31,
                                                                                                   ------------------------------
                                                                                                       1997              1996
                                                                                                   -------------     ------------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
 Operations:
   Investment income -- net....................................................................    $  8,808,056      $ 10,711,291
 Distributions to shareholders from net
   investment income...........................................................................      (8,808,056)      (10,711,291)
 Capital share transactions -- net.............................................................     (20,322,867)      (41,877,279)
                                                                                                   ------------      ------------
      Total decrease in net assets.............................................................     (20,322,867)      (41,877,279)
NET ASSETS
 Beginning of year.............................................................................     205,508,605       247,385,884
                                                                                                   ------------      ------------
 End of year...................................................................................    $185,185,738      $205,508,605
                                                                                                   ============      ============

+ At July 31, 1997, investments in commercial paper are diversified among several industries with no significant concentration. At the time of purchase, all commercial paper investments are rated A-1 by S&P or P-1 by Moody's Rating Services.

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF NET ASSETS
                                 JULY 31, 1997

PRINCIPAL                                                                                              MATURITY          VALUE
  AMOUNT                                                                                             DATE (1997)       (NOTE A)
----------                                                                                           ------------     -----------
               U.S. GOVERNMENT AGENCIES -- 80.1%

$2,000,000     Federal Home Loan Mortgage Corp., 5.36%...........................................        8/15         $ 1,995,831
 2,000,000     Federal Home Loan Mortgage Corp., 5.36%...........................................        8/26           1,992,556
 2,000,000     Federal National Mortgage Association, 5.40%......................................        8/19           1,994,600
 2,000,000     Federal National Mortgage Association, 5.38%......................................        8/28           1,991,930
 2,000,000     World Bank International Bank for Recon & Dev., 5.42%.............................        8/29           1,991,569
                                                                                                                      -----------
               TOTAL U.S. GOVERNMENT AGENCIES
                (Cost $9,966,486)................................................................                       9,966,486
                                                                                                                      -----------

               REPURCHASE AGREEMENTS -- 19.8%

 2,465,000     Merrill Lynch Government Securities, Inc., 7.00%; Collateralized by $2,505,000
                Federal Home Loan Mortgage Corp., 5.70% due 1/28/02 (repurchase proceeds
                $2,465,390)......................................................................        8/1            2,465,000
                                                                                                                      -----------

               TOTAL INVESTMENTS -- 99.9%
                (Cost $12,431,486)...............................................................                      12,431,486
               OTHER ASSETS LESS LIABILITIES .1%.................................................                           8,923
                                                                                                                      -----------

               NET ASSETS -- 100.0% -- equivalent to $1.00 per share for 12,440,409 outstanding
                Capital Shares in the Trust, $.10 par value (unlimited number of shares
                authorized) -- Note E............................................................                     $12,440,409
                                                                                                                      ===========

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1997

INTEREST INCOME...................................................................................                       $659,842
EXPENSES -- NOTE B
 Management fees..................................................................................    $ 61,567
 Custodian and transfer agent fees................................................................      26,741
 Registration and filing fees.....................................................................      15,145
 Professional fees................................................................................       9,958
 Trustees' fees...................................................................................       8,000
 Printing.........................................................................................       6,987
 Postage..........................................................................................       2,932
 Insurance expense................................................................................       1,396
 Miscellaneous....................................................................................       3,698            136,424
                                                                                                      --------           --------
INVESTMENT INCOME -- NET..........................................................................                       $523,418
                                                                                                                         ========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        YEAR ENDED JULY 31,
                                                                                                   ------------------------------
                                                                                                      1997               1996
                                                                                                   -----------        -----------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
 Operations:
   Investment income -- net....................................................................    $   523,418        $   637,972
 Distributions to shareholders from net
   investment income...........................................................................       (523,418)          (637,972)
 Capital share transactions -- net.............................................................       (297,337)        (1,687,130)
                                                                                                   -----------        -----------
       Total decrease in net assets............................................................       (297,337)        (1,687,130)
NET ASSETS
 Beginning of year.............................................................................     12,737,746         14,424,876
                                                                                                   -----------        -----------
 End of year...................................................................................    $12,440,409        $12,737,746
                                                                                                   ===========        ===========

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF NET ASSETS+
                                 JULY 31, 1997

PRINCIPAL                                                                                                                VALUE
  AMOUNT                                                                                                  RATING*      (NOTE A)
----------                                                                                                --------    -----------
               MUNICIPAL SECURITIES -- 99.1%
               ALABAMA -- 7.0%
$  200,000     Alabama Special Care Facility Variable Rate Demand Revenue Bonds 3.65%, 8/16/97........      Aaa       $   200,000
 1,000,000     Birmingham Baptist Medical Center Variable Rate Demand Revenue Bonds 3.70%, 8/6/97.....      Aa3         1,000,000
   200,000     Columbia Alabama Variable Rate Demand Industrial Development
               Revenue Bonds 3.65%, 8/1/97............................................................       A2           200,000
               ARIZONA -- 7.4%
 1,000,000     Arizona Health Facilities Authority Variable Rate Demand Revenue Bonds 3.65%, 8/6/97...      Aaa         1,000,000
   500,000     Pima County Variable Rate Demand Industrial Development Revenue Bonds 3.65%, 8/6/97....       NR           500,000
               DELAWARE -- 1.0%
   200,000     Wilmington Hospital Franciscan Health System Variable Rate Demand Revenue Bonds 3.70%,
               8/1/97.................................................................................      Aa2           200,000
               GEORGIA -- 4.0%
   800,000     Burke County Pollution Control Variable Rate Demand Revenue Bonds 3.65%, 8/1/97........       A1           800,000
               HAWAII -- 4.9%
 1,000,000     Hawaii Housing Finance Variable Rate Demand Revenue Bonds 3.75%, 8/6/97................       A2         1,000,000
               ILLINOIS -- 13.9%
 1,000,000     Illinois Health Facilities SSM Health Care Variable Rate Demand Revenue Bonds 3.70%,
               3.65% 8/6/97...........................................................................      Aaa           900,000
   800,000     Illinois Health Facilities Variable Rate Demand Revenue Bonds 3.70%, 8/6/97............      Aaa           900,000
 1,000,000     Saint Charles Variable Rate Demand Industrial Development Revenue Bonds 3.70%,
               8/6/97.................................................................................       AA         1,000,000
               KENTUCKY -- 5.5%
 1,100,000     Appalachian Regional Health Care Development Finance Authority Variable Rate Demand
               Revenue Bonds 3.70%, 8/6/97............................................................      Aa2         1,100,000
               LOUISIANA -- 4.9%
 1,000,000     Delhi Louisiana Industrial Development Variable Rate Demand Revenue Bonds 3.75%, 8/6/97       A1         1,000,000
               MARYLAND -- 4.9%
 1,000,000     Montgomery County Housing Variable Rate Demand Revenue Bonds 3.70%, 8/6/97.............      Aa2         1,000,000
               MASSACHUSETTS -- 4.9%
 1,000,000     Massachusetts State Health and Educational Facility Authority Variable Rate Demand
               Revenue Bonds 3.65%, 8/6/97............................................................      Aa3         1,000,000
               MICHIGAN -- 4.9%
 1,000,000     Michigan State Hospital Finance Authority Variable Rate Demand Revenue Bonds 3.70%,
               8/6/97.................................................................................       A1         1,000,000
               NEW YORK -- 4.5%
   900,000     New York State Medical Care Facilities Variable Rate Demand Revenue Bonds 3.55%,
               8/6/97.................................................................................      Aa2           900,000
               OHIO -- 15.4%
 1,000,840     Franklin County Bond Anticipation Notes 3.90%, 8/1/97..................................      MIG1        1,000,840
   900,000     Hamilton County Health System Variable Rate Demand Revenue Bonds 3.75%, 8/1/97.........       A1           900,000
   200,000     Muskingum County Variable Rate Demand Industrial Development Revenue Bonds 3.80%,
               9/1/97.................................................................................      Aa2           200,000
 1,000,000     Ohio State Environmental Improvement Variable Rate Demand Revenue Bonds 3.65%,
               9/1/97.................................................................................       A1         1,000,000
               OREGON -- 3.5%
   300,000     Port of Portland Pollution Control Variable Rate Demand Revenue Bonds 3.70%, 8/1/97....      Aa3           300,000
   400,000     Umatilla County Hospital Facilities Variable Rate Demand Revenue Bonds 3.70%, 8/1/97...      Aa2           400,000
               TEXAS -- 6.4%
   500,000     Bexar County Housing Finance Variable Rate Demand Revenue Bonds 3.80%, 8/6/97..........      Aaa           500,000
   300,000     Lone Star Airport Improvement Authority Variable Rate Demand Revenue Bonds 3.70%,
               8/1/97.................................................................................     VMIG1          300,000
   500,000     Lower Neches Valley Authority Variable Rate Demand Revenue Bonds 3.65%, 8/6/97.........      Aa2           500,000
               VIRGINIA -- 2.0%
   400,000     Fairfax County Industrial Development Authority Variable Rate Demand Revenue Bonds
               3.65%, 8/6/97..........................................................................      Aa2           400,000
               WISCONSIN -- 4.0%
   800,000     Wisconsin Health Facilities Variable Rate Demand Revenue Bonds 3.65%, 8/6/97...........      Aaa           800,000
                                                                                                                      -----------
               TOTAL INVESTMENTS -- 99.1% (Cost $20,000,840)..........................................                 20,000,840
               OTHER ASSETS LESS LIABILITIES -- .9%...................................................                    187,923
                                                                                                                      -----------
               NET ASSETS -- 100% -- equivalent to $1.00 per share for 20,188,763 outstanding Capital
               Shares in the Trust, $.10 par value (unlimited number of shares authorized) -- Note
               E......................................................................................                $20,188,763
                                                                                                                      ===========

+ Variable Rate Demand Notes (V.R.D.N.) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by one or more of the following: letters of credit or other credit support agreements from either banks, corporate obligors, insurance companies and/or the taxing authority of the municipality.

* All ratings are stated as of July 31, 1997 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1997

INTEREST INCOME..................................................                 $799,458
EXPENSES -- NOTE B
  Management fees................................................    $111,775
  Custodian and transfer agent fees..............................      20,738
  Registration and filing fees...................................      16,822
  Professional fees..............................................      12,075
  Trustees' fees.................................................       8,000
  Printing.......................................................       7,887
  Postage........................................................       2,920
  Insurance expense..............................................       2,602
  Miscellaneous..................................................       4,062      186,881
                                                                     --------     --------
INVESTMENT INCOME -- NET.........................................                 $612,577
                                                                                  ========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED JULY 31,
                                                                     ---------------------------
                                                                        1997            1996
                                                                     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net.....................................    $   612,577     $   718,521
  Distributions to shareholders from net
    investment income............................................       (612,577)       (718,521)
  Capital share transactions -- net..............................     (5,077,335)     (2,349,807)
                                                                     -----------     -----------
         Total decrease in net assets............................     (5,077,335)     (2,349,807)
NET ASSETS
  Beginning of year..............................................     25,266,098      27,615,905
                                                                     -----------     -----------
  End of year....................................................     20,188,763     $25,266,098
                                                                     ===========     ===========

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                    STATEMENT OF NET ASSETS -- JULY 31, 1997

PRINCIPAL                                                                                                         VALUE
 AMOUNT                                                                                             RATING*     (NOTE A)
---------                                                                                          ----------  -----------
            MUNICIPAL BONDS -- 98.2%
$ 750,000   Columbus Citation Housing Corp. Revenue Bonds 7.63%, 1/1/2022........................      AA      $   914,248
  400,000   Cuyahoga Cnty. University Hosp. Rev Refunding & Improvement 5.63%, 1/15/2026.........     AAA          411,456
  500,000   Cuyahoga Cnty. Meridia Hlth. Care Sys. Revenue Bonds 7.00%, 8/15/2006................      A           544,342
  500,000   Dublin Ohio City Schl Dist. General Obligation Bonds 6.20%, 12/1/2019................     AAA          530,746
  600,000   Franklin Cnty. Hosp. Revenue Refunding & Improvement Riverside 7.60%, 5/15/2020......     AAA          667,328
  600,000   Franklin Cnty. Riverside Hosp. Revenue Bonds 7.25%, 5/15/2020........................     AAA          661,840
  800,000   Hamilton Cnty. General Obligation Bonds 5.10%, 12/1/2013 - 12/1/2014.................      NR          803,990
  850,000   Hamilton Cnty. Bethesda Hosp. Revenue Bonds 7.00%, 1/1/2009..........................      A           864,632
  450,000   Mahoning Cnty. Sanitary Sewer Sys. Revenue Bonds 7.50%, 2/1/2009.....................     AAA          486,188
  500,000   Mahoning Cnty. Western Reserve Care Sys. Revenue Bonds 5.38%, 10/15/2015.............     AAA          510,198
  500,000   Ohio Capital Corp. Housing Revenue Bonds 7.60%, 11/1/2023............................     AAA          528,434
  411,000   Ohio Housing Finance Agency Revenue Bonds 7.05% -7.40%, 9/1/2015 - 9/1/2016..........     AAA          432,118
  120,000   Ohio State Higher Ed. Oberlin College Revenue Bonds 7.10%, 10/1/2012.................      NR          130,103
  500,000   Ohio State Water Development Authority Revenue Bonds 5.50%, 12/1/2018................     AAA          508,705
  250,000   Parma Community Hospital Revenue Bonds 7.13%, 11/15/2013.............................     AAA          262,617
  500,000   Richland Cnty. General Obligation Bonds 5.40%, 12/1/2015.............................     AAA          513,918
  150,000   Rural Lorain Water Authority Revenue Bonds 5.45% 10/1/2018...........................     AAA          151,960
  500,000   Stark Cnty. General Obligation Bonds 5.70%, 11/15/2017...............................     AAA          519,004
  145,000   University Heights B General Obligation Bonds 6.20%, 12/1/2014.......................      NR          155,388
  500,000   Washington Water Sys. Revenue Bonds 5.38%, 12/1/2019.................................     AAA          505,090
                                                                                                               -----------
            TOTAL MUNICIPAL BONDS -- (COST $9,543,192)...........................................               10,102,305
                                                                                                               -----------
            TOTAL INVESTMENTS -- 98.2% (COST $9,543,192).........................................               10,102,305
            OTHER ASSETS LESS LIABILITIES -- 1.8%................................................                  180,900
                                                                                                               -----------
            NET ASSETS -- 100%...................................................................              $10,283,205
                                                                                                               ============
            NET ASSET VALUE PER SHARE............................................................              $      9.66
                                                                                                               ============
            SHARES OUTSTANDING (unlimited number of shares authorized; $.10 par value) --
            NOTE C...............................................................................                1,065,017
                                                                                                               ============
            MAXIMUM OFFERING PRICE PER SHARE (net asset value plus 4.71% of net amount invested
            or 4.5% of the offering price).......................................................              $     10.11
                                                                                                               ============
            NET ASSETS, AS OF JULY 31, 1997, ARE COMPRISED OF THE FOLLOWING:
            Aggregate paid in capital............................................................              $10,045,914
            Accumulated undistributed net realized losses........................................                 (321,822)
            Unrealized appreciation of investments -- net........................................                  559,113
                                                                                                               -----------
                                                                                                               $10,283,205
                                                                                                               ============
* All ratings are stated as of July 31, 1997 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1997

INTEREST INCOME.................................................................................   $ 645,366
                                                                                                    --------
EXPENSES -- NOTE B
Management fees.................................................................................      53,238
Pricing service fees............................................................................      11,671
Trustees' fees..................................................................................       8,000
Custodian and transfer agent fees...............................................................       6,777
Printing and postage............................................................................       6,671
Professional fees...............................................................................       6,041
Insurance expense...............................................................................       1,364
Miscellaneous...................................................................................       7,092
                                                                                                    --------
    Total expenses..............................................................................     100,854
                                                                                                    --------
INVESTMENT INCOME -- NET........................................................................     544,512
                                                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain on investments....................................................................      66,008
Change in unrealized appreciation of investments................................................     202,087
                                                                                                    --------
Net gain on investments.........................................................................     268,095
                                                                                                    --------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................................................     812,607
                                                                                                    ========

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED JULY 31,
                                                                                ----------------------------
                                                                                   1997             1996
                                                                                -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income........................................................   $   544,512      $   636,768
Realized gain on investments -- net..........................................        66,008           13,258
Change in unrealized appreciation of investments -- net......................       202,087          (96,894)
                                                                                -----------      -----------
Net increase in net assets from operations...................................       812,607          553,132
                                                                                -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME -- NOTE A...........      (544,512)        (636,768)
CAPITAL SHARE TRANSACTIONS -- NOTE C
Shares sold..................................................................       631,315        2,185,962
Shares issued on reinvestment of distributions...............................       369,749          428,112
                                                                                -----------      -----------
                                                                                  1,001,064        2,614,074
Shares redeemed..............................................................    (2,641,942)      (2,322,971)
                                                                                -----------      -----------
Net increase/(decrease) from capital shares transactions.....................    (1,640,878)         291,103
                                                                                -----------      -----------
         Total increase/(decrease) in net assets.............................    (1,372,783)         207,467
NET ASSETS
Beginning of year............................................................    11,655,988       11,448,521
                                                                                -----------      -----------
End of year..................................................................   $10,283,205      $11,655,988
                                                                                ===========      ===========

See Notes to Financial Statements.

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

   Liquid Capital Income Trust (LCI), Carnegie Government Securities Trust
(CGST) and Carnegie Tax Free Income Trust (CTF) (the "Money Funds") are money market funds. The Trusts are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.

   Carnegie Tax-Exempt Income Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust offers shares of beneficial interest in the Ohio General Municipal Fund ("Ohio General").

   The following is a summary of significant accounting policies followed by the Trusts. The policies are in conformity with generally accepted accounting principles.

   Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

   Security valuations -- Investment securities for LCI, CGST and CTF are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. The cost of portfolio securities is substantially the same for financial reporting and federal income tax purposes.

   The value of municipal obligations held by Ohio General are furnished by pricing services approved by the Trust's Board of Trustees using methods based on market transactions for comparable securities and other factors which are generally recognized by institutional traders. Short-term portfolio securities are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity.

   Security transactions and related investment income -- Security transactions are accounted for on the trade date (date order to buy or sell is executed). Interest income is determined on the basis of accrued interest and discount earned (including original issue and market discount) and premium amortized. Realized gains and losses, if any, on sales of securities are calculated on the identified cost basis.

   Repurchase Agreements -- For LCI and CGST, all repurchase agreements are collateralized by United States Government Securities and such collateral is in the possession of the Trusts' custodian. Each Trust evaluates collateral daily. The market value of collateral is noted in the Statement of Net Assets. Unless otherwise noted, the purchase date for all repurchase agreements was July 31, 1997.

   Federal income taxes -- The Trusts have elected to fulfill the applicable requirements of the Internal Revenue Code relating to regulated investment companies by distributing all income to shareholders and, accordingly, no provision for federal income taxes is required.

   Distributions paid by Ohio General from net investment income on tax-exempt municipal obligations are not includable by shareholders as gross income for federal income tax purposes because Ohio General has fulfilled certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable Ohio General to pay exempt-interest distributions. For the year ended July 31, 1997, Ohio General has capital loss carryovers for federal income tax purposes of $321,822. If unused, such amount will expire on July 31, 1999.

   Securities purchased on a when-issued basis -- Delivery and payment for securities which have been purchased on a when-issued or delayed delivery basis can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. The Trusts instruct the custodian to segregate assets in a separate account with a market value equal to the amount of its purchase commitment. At July 31, 1997, there were no when-issued securities.

   Capital share transactions and distributions to shareholders -- The Money Funds' shares are sold in continuous public offerings and are redeemed at their respective net asset values. LCI and CGST declare and pay dividends each business day to distribute their net investment income and realized net short-term capital gains, if any. CTF declares a dividend each business day and pays the dividend monthly. For LCI and CGST, all such dividends are automatically reinvested in additional shares of the applicable Trust at their respective net asset values. For CTF, the shareholders may elect a cash distribution of dividends or elect automatic reinvestment in additional shares of the Trust at its net asset value.

   Ohio General shares are sold in a continuous public offering and are redeemed at the net asset value. The Fund declares distributions each business day and pays the distributions monthly. Shareholders may elect to reinvest such distributions at the net asset value on the payment date or receive the distributions in cash.

   Ohio General concentrates its investments in Ohio, and therefore may have more credit risk related to the economic conditions in the state of Ohio than a portfolio with broader geographical diversification.

NOTE B -- MANAGEMENT FEE AND DISTRIBUTION FEE

   Pursuant to the investment advisory contract (the "Advisory Contract") in effect between the Trusts and Carnegie Capital Management Company ("CCMC"), CCMC is responsible for the management of the investments for the Trusts, and the overall management of the business affairs, subject to the general supervision and control of the Board of Trustees.

   CCMC performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolios of the Trusts and furnishes office facilities and certain clerical and administrative services. In addition, CCMC, together with Carnegie Fund Distributors, Inc. ("CFD"), the Fund's principal underwriter and a wholly-owned subsidiary of CCMC, bears promotional expenses, including costs of printing and distributing prospectuses utilized for promotional purposes, other than those waived under the Distribution Expense Plan described below.

   LCI compensates CCMC with a management fee at an annual rate of .50% of LCI's average daily net assets up to $700 million, .45% of the next $500 million, .40% of the next $800 million and .35% of the average daily net assets exceeding $2.0 billion. For the year ended July 31, 1997, LCI had $81,921 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $982,614.

   CGST compensates CCMC with a management fee at an annual rate of .50% of CGST's average daily net assets up to $100 million, .40% of the next $200 million and .35% of average daily net assets in excess of $300 million. For the year ended July 31, 1997, CGST had $5,234 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $61,567.

   CTF compensates CCMC with a management fee at an annual rate of .50% of CTF's average daily net assets. For the year ended July 31, 1997, CTF had $8,637 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $111,775.

   Ohio General compensates CCMC with a management fee at an annual rate of .50% of Ohio General's average daily net assets. For the year ended July 31, 1997, Ohio General had $4,377 payable to CCMC for management fees, and for the year then ended CCMC earned management fees of $53,238.

   The Trustees have adopted a Distribution Expense Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Ohio General. Pursuant to the Distribution Expense Plan, Ohio General will pay to CFD quarterly a Distribution Fee at the annual rate of .30 of 1% of the average daily net assets. If actual Distribution Expenses incurred for the year are less than the yearly Distribution Fee, as calculated above, the Ohio General will pay an amount equal to such Distribution Expenses. CFD is required to use .20 of 1% of such fee to make continuing payments to authorized securities dealers for their continuing distribution and promotional assistance in connection with the sale of the shares of Ohio General. The remaining portion of the Distribution Fee must be utilized by CFD for expenses incurred which are primarily intended to result in the sale of shares including, but not limited to, paying for the preparation, printing and distribution of sales literature and other promotional materials to existing and prospective investors and by directly or indirectly purchasing radio, television, newspaper and other media advertising and conducting sales seminars, sales contests, and other incentives. Distribution fees in the amount of $31,918 for the year ended July 31, 1997 were waived for the Ohio General Municipal Fund.

   For the year ended July 31, 1997, CFD received sales charges paid by the purchasers of Ohio General's shares of $8,265. Such sales charges are not expenses of Ohio General and hence are not reflected in the accompanying Statements of Operations. CCMC, CFD and the Trusts have certain officers in common.

   LCI compensates independent trustees with a quarterly fee of $1,500. CGST, CTF and Ohio General each compensate trustees with a quarterly fee of $500.

NOTE C -- CAPITAL SHARES

Transactions in capital shares were as follows:

                                                                                    YEAR ENDED JULY 31
                                                                             ---------------------------------
                                                                                  1997               1996
                                                                             --------------     --------------
LCI
 Shares sold.............................................................       386,866,751        523,164,749
 Shares issued on reinvestment of distributions..........................         8,808,056         10,711,291
                                                                             --------------     --------------
                                                                                395,674,807        533,876,040
 Shares redeemed.........................................................      (415,997,674)      (575,753,319)
                                                                             --------------     --------------
 Net decrease in capital shares..........................................       (20,322,867)       (41,877,279)
                                                                             ==============     ==============
CGST
 Shares sold.............................................................        15,408,580         46,242,801
 Shares issued on reinvestment of distributions..........................           523,418            637,972
                                                                             --------------     --------------
                                                                                 15,931,998         46,880,773
 Shares redeemed.........................................................       (16,229,335)       (48,567,903)
                                                                             --------------     --------------
 Net decrease in capital shares..........................................          (297,337)        (1,687,130)
                                                                             ==============     ==============
CTF
 Shares sold.............................................................        35,113,852         53,251,073
 Shares issued on reinvestment of distributions..........................           612,577            718,521
                                                                             --------------     --------------
                                                                                 35,726,429         53,969,594
 Shares redeemed.........................................................       (40,803,764)       (56,319,401)
                                                                             --------------     --------------
 Net decrease in capital shares..........................................        (5,077,335)        (2,349,807)
                                                                             ==============     ==============
Ohio General
 Shares sold.............................................................            66,452            226,209
 Shares issued on reinvestment of distributions from net
   investment income.....................................................            39,040             47,504
                                                                             --------------     --------------
                                                                                    105,492            273,713
Shares redeemed..........................................................          (278,926)          (245,855)
                                                                             --------------     --------------
Net increase/(decrease) in capital shares................................          (173,434)            27,858
                                                                             ==============     ==============

NOTE D -- PURCHASES AND SALES OF INVESTMENT SECURITIES -- OHIO GENERAL MUNICIPAL FUND

   Purchases of investment securities and value of securities maturing or sold excluding short-term securities during the year ended July 31, 1997 amounted to $400,000 and $1,760,534 respectively.

   For Federal income tax purposes, the identified cost of securities owned on July 31, 1997 was $9,543,192. Aggregate unrealized appreciation on the cost basis of investments was $559,113 and aggregate unrealized depreciation was zero. Net realized appreciation at July 31, 1997 was $599,113.

NOTE E -- NET ASSETS

Net Assets, as of July 31, 1997, are comprised of the following:

                                                                               LCI           CGST           CTF
                                                                           ------------   -----------   -----------
Capital shares, at par...................................................  $ 18,518,574   $ 1,244,041   $ 2,018,876
Capital shares in excess of par..........................................   166,667,164    11,196,368    18,169,887
                                                                           ------------   -----------   -----------
       Net Assets........................................................  $185,185,738   $12,440,409   $20,188,763
                                                                           ============   ===========   ===========